Consolidated Statements of Financial Position - EUR (€)	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Assets
Non-current assets	€ 27,816,527	€ 21,467,453	€ 24,935,283
Intangible assets	4,169,436	4,078,249	6,033,571
Property and equipment	21,530,680	16,835,608	18,576,268
Financial assets	1,148,612	155,105	156,757
Deferred tax assets	967,799	398,491	168,687
Current assets	133,849,872	128,384,683	52,385,560
Inventories	35,849,646	17,256,055	14,485,822
Trade accounts receivables	31,127,559	26,377,820	25,224,456
Current tax assets	568,181	135,743	75,923
Other assets	8,300,341	3,593,785	3,264,236
Cash and cash equivalents	58,004,145	81,021,280	9,335,123
Total assets	161,666,399	149,852,136	77,320,843
Equity and liabilities
Equity attributable to equity holders of the parent	64,998,011	77,628,319	(2,980,126)
Share capital	4,530,701	4,530,701	3,000,000
Capital reserve	88,506,026	88,506,026	4,169,843
Accumulated Deficit	(26,787,316)	(15,031,232)	(10,111,748)
Currency translation reserve	(1,251,400)	(377,176)	(38,221)
Equity attributable to non-controlling interests	515,390	276,904	281,658
Total Equity	65,513,401	77,905,223	(2,698,468)
Non-current liabilities	8,790,952	9,396,050	11,893,702
Loans	700,568	1,639,813	2,797,277
Provisions	140,869	135,784	134,476
Lease liabilities	7,945,734	7,620,453	8,816,494
Deferred tax liabilities	3,781		145,456
Current liabilities	87,362,045	62,550,863	68,125,608
Loans	34,557,415	20,646,533	28,648,651
Trade accounts payable	33,447,088	30,610,890	24,147,955
Current tax liabilities	1,406,385	1,274,111	255,221
Provisions	1,089,305	575,940	1,993,834
Lease liabilities	2,025,193	1,593,975	3,155,469
Other financial liabilities	7,254,176	3,949,072	5,837,124
Other liabilities	7,582,483	3,900,342	4,087,355
Total equity and liabilities	€ 161,666,399	€ 149,852,136	€ 77,320,843